Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [abstract]
Summary of compensation to key management personnel for employee services
	Year ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	373	407	487
Pension, post retirement and other benefits	12	17	16
Share-based payments, net	39	127	143

	424	551	646

Number of persons	9	10	11